Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of due (from) to related parties

	December 31, 2018	December 31, 2017
Current
AENEAS CAPITAL LIMITED	$169,051	$-

Non-current
AENEAS CAPITAL LIMITED	-	106,942
Aeneas Limited	-	190,427
Aeneas Group Limited	-	7,451
Jurchen Investment Corporation	50,000	-
Total	$50,000	$304,820

	December 31, 2018	December 31, 2017

AENEAS CAPITAL LIMITED	$-	$197,386
Ian Huen	2,545	-
Clark Cheng	8,893	-
Sabrina Khan	21,979	-
Total	$33,417	$197,386

Schedule of related party transactions
	Year ended December 31, 2018	March 1, 2017 through December 31, 2017
A borrowing from a related party (Note 1)
- Ian Huen	$-	$6,410

Payments on behalf of the Group (Note 2)
- AENEAS CAPITAL LIMITED	$-	$64,038
- Aeneas Management Limited	$156,961	$-

Expense reimbursement (Note 2)
- AENEAS CAPITAL LIMITED	$7,331	$66,881
- Aeneas Management Limited	$156,961	$-

Payments on behalf of related parties (Note 3)
- AENEAS CAPITAL LIMITED	$22,934	$109,025
- Aeneas Limited	$-	$132,074
- Aeneas Group Limited	$-	$1,853

Repayments from related parties (Note 3)
- AENEAS CAPITAL LIMITED	$132,128	$-
- Aeneas Limited	$190,427	$-
- Aeneas Group Limited	$7,451	-

Management and administrative fees (Note 4)
- AENEAS CAPITAL LIMITED	$448,718	$640,932
Settlement of Management fees (Note 4)
- AENEAS CAPITAL LIMITED	$705,128	$-

Rental expense (Note 5)
- Jurchen Investment Corporation	$207,841	$-

Settlement of rental expense (Note 5)
- Jurchen Investment Corporation	$207,841	$-

Payment for rental deposit (Note 5)
- Jurchen Investment Corporation	$50,000	$-

Note 1: The non-interest-bearing loan was borrowed from management for operation purpose and the loan was due on demand.

Note 2: AENEAS CAPITAL LIMITED has paid the audit fee and legal fee on behalf of the Group and received the expense reimbursement. Some of the amounts were repaid during the periods. The balances were non-interest bearing.

Aeneas Management Limited has paid the operation fee on behalf of the Group and received the expense reimbursement. The balances were non-interest bearing.

Note 3: The Group has paid the expenses on behalf of AENEAS CAPITAL LIMITED, Aeneas Limited and Aeneas Group Limited, and the balances were non-interest bearing. There was no further payment on behalf transactions since April 2018.

Note 4: AENEAS CAPITAL LIMITED provides certain management and administrative services to the Group. For the year ended December 31, 2018 and the period March 1, 2017 through December 31, 2017, AENEAS CAPITAL LIMITED was entitled to receive a fixed amount of administrative fees of HKD500,000 (approximately $64,103) per calendar month. On July 31, 2018, the agreement was mutually agreed to be terminated.

Note 5: Jurchen Investment Corporation entered into a sub-tenancy agreement with a subsidiary of the Group for the rental arrangement of an office in Hong Kong. For the period February 1, 2018 through January 31, 2021, Jurchen Investment Corporation was entitled to receive a fixed amount of rental fee of HK$130,000 (approximately USD16,667) per calendar month.